Investments (Selected Information Regarding Equity and Fixed Income Securities) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		$ 594	$ 1,267	$ 1,138	$ 2,081
Realized gains	[1]	22	75	43	115
Realized losses	[1]	36	143	77	197
Virginia Electric and Power Company
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		346	472	719	864
Realized gains	[1]	8	10	25	26
Realized losses	[1]	$ 14	$ 33	$ 45	$ 52

[1]	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.